Segment Information - Disclosure of Detailed Information about Noncurrent Assets by Region (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investment in associate and deferred income tax assets	$ 5,851,121	$ 3,439,540
Canada
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investment in associate and deferred income tax assets	3,623,404	1,284,252
United States
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investment in associate and deferred income tax assets	591,461	488,701
Mexico
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investment in associate and deferred income tax assets	897,612	915,625
Brazil
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investment in associate and deferred income tax assets	$ 738,644	$ 750,962